Term loan facility (Narrative) (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Feb. 29, 2024
Term Loan Facility [Line Items]
Current borrowings	$ 4,153,816	$ 2,267,897
Export Development Canada [Member]
Term Loan Facility [Line Items]
Amount of revolving loan facility			$ 5,000,000
Borrowings, interest rate			5.00%
First financial covenants [Member]
Term Loan Facility [Line Items]
Debt service coverage ratio	1.2 to 1.0
Second financial covenants [Member]
Term Loan Facility [Line Items]
Debt service coverage ratio	1.25 to 1.0